1-35871

Certnas

NASDAQ

THE NASDAQ OMX GROUP

[redacted]

13000994

William Slattery, CFA
Vice President
Listing Qualifications

<u>*By Electronic Mail*</u>

Received SEC
APR - 9 2013
Washington, DC 20549

April 9, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 8, 2013 The Nasdaq Stock Market (the "Exchange") received from Westbury Bancorp, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery